Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Expenses [Abstract]
EXPENSES

NOTE 4 — EXPENSES

Expenses consist of the following:

	For the 6 months period ended September 30, 2025	For the 6 months period ended September 30, 2024
	(US$)	(US$)
Cost of revenue	$11,385,615	$8,812,374
Amortization of intangible assets (refer to Note 11)	7,973	7,788
Depreciation (refer to Note 10)	595,873	612,144
Legal and professional expenses	263,610	169,380
Staffing expense	528,750	391,663
Other operating expenses	1,159,001	1,285,854
Total expenses	$13,940,822	$11,279,203

NOTE 4 — EXPENSES

Expenses consist of the following for the years ended March 31, 2025, March 31, 2024 and March 31, 2023:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Cost of revenue	$16,960,109	$16,762,580	$13,884,291
Amortization of intangible assets	16,164	15,813	16,211
Depreciation	1,234,190	910,671	680,013
Legal and professional expenses	440,387	386,622	833,079
Staffing expense	784,491	844,098	633,979
Other operating expenses	2,655,316	2,643,948	2,267,265
Total expenses	$22,090,657	$21,563,732	$18,314,838
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Cost of revenue consists of:
Broadcaster/subscription Fees	15,765,593	15,454,840	12,715,217
Lease line/bandwidth charges	1,098,510	1,225,922	1,091,700
Carriage fees	—	1,658	—
Cable hardware & networking Exp.	35,261	78,157	28,129
Ham charges	199	—	3156
Activation installation costs	—	—	37,217
Programming expenses	—	2,003	8872
Cost of Sub-Contractors & Consultancy Service	60,546	—	—
	$16,960,109	$16,762,580	$13,884,291

During the year ending March 31, 2025, the Company has recorded costs of revenue of $16,899,562 relating to the business of Lytus Sri Sai Networks, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge and $ 60,546 relating to Lytus Technologies Private Limited relating in business of Software development & related Consultancy services.

During the year ending March 31, 2024, the Company has recorded costs of revenue of $16,762,580 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

During the year ending March 31, 2023, the Company has recorded costs of revenue of $13,884,291 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

Legal and professional expenses consist of:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Audit fees	$136,999	$119,525	$144,747
Legal and professional fees	303,388	267,097	688,332
Total expenses	$440,387	$386,622	$833,079

Staffing expenses consists of:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Salaries, wages and bonus	$736,942	$775,319	555,591
Contribution to a gratuity fund	8,394	29,774	30,606
EPF, ESIC and labor welfare fund	21,709	19,719	34,738
Staff welfare expenses	17,446	19,286	13,044
Total expenses	$784,492	$844,098	$633,979

Staff costs include salary paid to the various operations and administrative persons and director of the Company’s subsidiaries.

The Group provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employee’s last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan, the group makes contributions to recognized funds in India. The Group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

Details of other operating expenses:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Electricity charges	$86,129	$59,821	$59,036
Repair & maintenance expenses	76,897	179,592	129,987
Business promotion expenses	64,637	30,096	3,508
Operating lease rentals	35,651	17,579	15,327
Regulatory expenses	83,222	43,551	69,929
Conveyance & traveling expenses	38,585	28,434	112,111
Security charges	14,416	12,653	5,150
Commission charges	2,028,116	1,621,014	1,465,012
Credit loss allowances	—	72,698	(120,544)
Loss on disposal of a subsidiary	—	1,000	192,776
Other operating expenses	227,663	577,510	334,973
Total other expenses	$2,655,316	$2,643,948	$2,267,265

We had retained Skyline Corporate Communications Group, LLC (“Skyline”) for our capital markets, financial and public relations advisory services. The Company could not make payments under the contract, as the client did not comply with the mandatory regulatory requirements. On April 11, 2023, an arbitrator awarded final damages in favor of Skyline of $130,000 plus legal and other incidental expenses, aggregating to $260,000.

Details of Finance Income:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Interest on bank deposits and held-to-maturity investments	779	—	—
Notional interest on lease deposit	3,546	—	—
Interest on income tax refund	—	—	19,123
Other income	10,535	—	—
Total	$14,860	$—	$19,123

Details of Finance Costs:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$89,410	$346,465	$328,449
Interest on lease liabilities	53,361	42,850	21,845
Commission and other borrowings	—	232,911	122,000
Collection charges	6,400	15,715	125,930
Share warrant expenses	—	—	1,607,791
Other costs - interest on tax payables	—	1,016	4,389
	$149,171	$638,957	$2,210,404

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Total borrowing costs	$149,171	$638,957	$2,210,404
Less: amounts included in the cost of qualifying assets	—	—
	$149,171	$638,957	$2,210,404

The Company has reclassified the share warrant expenses as finance costs in respect of bridge financing obtained during the year ending March 31, 2023.